Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	¥ 219,224
Tax effect	[2]	(66,524)
Net of tax before allocation to noncontrolling interests		152,700
Net of tax attributable to noncontrolling interests	[2]	(60)
Net of tax attributable to MHFG shareholders		152,640
Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders		148,669	¥ 138,780	¥ 126,992
Accumulated Net Unrealized Investment Gain (Loss) | Investment gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	213,907
Tax effect	[2]	(65,207)
Net of tax before allocation to noncontrolling interests		148,700
Net of tax attributable to noncontrolling interests	[2]	(31)
Net of tax attributable to MHFG shareholders		148,669
Accumulated Translation Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders		788	(1,509)
Accumulated Translation Adjustment | Foreign exchange gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	788
Net of tax before allocation to noncontrolling interests		788
Net of tax attributable to MHFG shareholders		788
Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax attributable to MHFG shareholders		3,183	¥ 11	¥ (4,386)
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	[1]	4,529
Tax effect	[2]	(1,317)
Net of tax before allocation to noncontrolling interests		3,212
Net of tax attributable to noncontrolling interests	[2]	(29)
Net of tax attributable to MHFG shareholders		¥ 3,183

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income attributable to noncontrolling interests in the consolidated statements of income, respectively.